Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative-Effect Adjustment	Share Capital	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Treasury Shares [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative-Effect Adjustment	Total Taro Shareholders' Equity [Member]	Total Taro Shareholders' Equity [Member] Cumulative-Effect Adjustment	Non-controlling Interest [Member]
Balance at Mar. 31, 2018	$ 2,210,399	$ 36,925	$ 680	$ 262,445	$ (110,285)	$ (610,009)	$ 2,662,327	$ 36,925	$ 2,205,158	$ 36,925	$ 5,241
Balance, shares at Mar. 31, 2018			39,428,000
Repurchase of treasury stock	$ (84,501)					(84,501)			(84,501)
Repurchase of treasury stock, shares	(888,719)		(889,000)
Comprehensive (loss) income, net of tax	$ (33,823)				(33,823)				(33,823)
Dividend paid	(500,000)						(500,000)		(500,000)
Net income (loss)	282,122						281,777		281,777		345
Balance at Mar. 31, 2019	1,911,122		$ 680	262,445	(144,108)	(694,510)	2,481,029		1,905,536		5,586
Balance, shares at Mar. 31, 2019			38,539,000
Repurchase of treasury stock	$ (26,984)					(26,984)			(26,984)
Repurchase of treasury stock, shares	(280,719)		(281,000)
Comprehensive (loss) income, net of tax	$ (18,929)				(18,929)				(18,929)
Net income (loss)	244,550						244,241		244,241		309
Balance at Mar. 31, 2020	2,109,759		$ 680	262,445	(163,037)	(721,494)	2,725,270		2,103,864		5,895
Balance, shares at Mar. 31, 2020			38,258,000
Repurchase of treasury stock	$ (24,978)					(24,978)			(24,978)
Repurchase of treasury stock, shares	(332,033)		(332,000)
Comprehensive (loss) income, net of tax	$ 11,416				11,416				11,416
Net income (loss)	(400,740)						(386,653)		(386,653)		(14,087)
Balance at Mar. 31, 2021	$ 1,695,457		$ 680	$ 262,445	$ (151,621)	$ (746,472)	$ 2,338,617		$ 1,703,649		$ (8,192)
Balance, shares at Mar. 31, 2021			37,926,000